Equity (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Text Block [Line Items]
Schedule of changes in equity

	2022	2021
	Number of shares (Unaudited)	Number of shares (Unaudited)
Ordinary shares issued and fully paid as at December 31, 2020 (as previously reported)	—	54,553,972

Retrospective application of capital reorganization	—	409,592,674
Ordinary shares issued and fully paid as at January 1*	483,715,048	464,146,646

Share buy-back during the period	(24,993,271)	(5,886,567)
Issued during the period	31,475,691	25,454,969

Ordinary shares issued and fully paid as at June 30	490,197,468	483,715,048

*	Shares in issue prior to January 27, 2022 have been retrospectively adjusted for the impact of the share issuance to Pre-Closing Holders at a fixed ratio of 8.51 for 1 as described in note 4.

	2021	2020
Ordinary shares issued and fully paid as at January 1	464,146,646	458,274,730

Share buy-back during the year	(5,886,567)	—
Issued during the period	25,454,969	5,871,917

Ordinary shares issued and fully paid as at December 31	483,715,048	464,146,646

Parent [member]
Text Block [Line Items]
Schedule of changes in equity

2021
€
Ordinary shares issued and fully paid as at March 29	—

Issued during the period	—

Ordinary shares issued and fully paid as at December 31	—